FINANCIAL INSTRUMENTS - Summary of Reconciliation of the Opening Balances with the Ending Balances of Level 3 Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 11,824.3
Ending balance	12,920.2	$ 11,824.3
Opening balance	8,479.7
Ending balance	9,108.2	8,479.7
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	95.1	109.6
Reversal	(100.8)	0.0
Exchange variation		0.0
Fair value adjustment	5.7	(14.5)
Ending balance	0.0	95.1
Opening balance	0.0	15.1
Reversal	0.0	(16.8)
Exchange variation		(3.3)
Fair value adjustment	0.0	5.0
Ending balance	$ 0.0	$ 0.0